real estate joint ventures - Investment activity (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	CAD 1,297	CAD 1,206
Real estate joint ventures
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	2	33
Items not affecting currently reported cash flows
Recognition of gain initially deferred on our real estate initially contributed	1	8
Construction credit facilities financing costs charged by us and other		1
Cash flows in the current reporting period
Construction credit facilities amounts advanced	26	33
Construction credit facilities amounts repaid		(63)
Financing costs paid to us		(1)
Repayment of funds advanced		(18)
Funds repaid to us and earnings distributed	(18)	(21)
Net increase (decrease)	11	(28)
Real estate joint ventures carrying amounts
Balance, beginning of period	51	94
Valuation provision		(15)
Balance, end of period	CAD 62	CAD 51
Mortgage on TELUS Garden residential condominium tower			CAD 18
Portion of revenue due to economic interest (as a per cent)	50.00%	50.00%
Real estate joint ventures | Joint venture partner
Real estate joint ventures carrying amounts
Portion of revenue due to economic interest (as a per cent)	50.00%	50.00%
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	CAD 2	CAD 33
Items not affecting currently reported cash flows
Recognition of gain initially deferred on our real estate initially contributed	1	8
Cash flows in the current reporting period
Funds repaid to us and earnings distributed	(18)	(21)
Net increase (decrease)	(15)	20
Real estate joint ventures carrying amounts
Balance, beginning of period	30	25
Valuation provision		(15)
Balance, end of period	15	30
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other		1
Cash flows in the current reporting period
Construction credit facilities amounts advanced	26	33
Construction credit facilities amounts repaid		(63)
Financing costs paid to us		(1)
Repayment of funds advanced		(18)
Net increase (decrease)	26	(48)
Real estate joint ventures carrying amounts
Balance, beginning of period	21	69
Balance, end of period	47	21
TELUS Garden real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Garden office tenancy	CAD 12	CAD 11